Taxes on Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes on Income [Abstract]
Tax rate percentage	23.00%	23.00%	23.00%
Net operating loss carry forwards	$ 4,078	$ 2,751	$ 2,313